Commitment and contingencies	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Commitment and contingencies

29. Commitment and contingencies

Leases

The Company has entered into various non-cancelable operating lease agreements for certain delivery centers and offices with original lease periods expiring between fiscal 2020 and 2029, that are renewable on a periodic basis at the option of the lessor and the lessee and have rent escalation clause. The details of future minimum lease payments under non-cancelable operating leases as at March 31, 2019 are as follows:

Operating lease
Less than 1 year	$30,505
1-3 years	54,534
3-5 years	41,951
More than 5 years	34,929

Total minimum lease payments	$161,919

Rental expenses were $35,909, $33,685 and $27,712 for the years ended March 31, 2019, 2018, and 2017, respectively.

Capital commitments

As at March 31, 2019 and 2018, the Company had committed to spend approximately $10,778 and $5,762, respectively, under agreements to purchase property and equipment. These amounts are net of capital advances paid in respect of these purchases.

Bank guarantees and others

Certain subsidiaries of the Company hold bank guarantees aggregating $1,352 and $2,579 as at March 31, 2019 and 2018, respectively. These guarantees have a remaining expiry term ranging from one to five years.

Restricted time deposits placed with bankers as security for guarantees given by them to regulatory authorities aggregating $564 and $575 as at March 31, 2019 and 2018, respectively, are included in other current assets. These deposits represent cash collateral against bank guarantees issued by the banks on behalf of the Company to third parties.

Contingencies

In the ordinary course of business, the Company is involved in lawsuits, claims and administrative proceedings. While uncertainties are inherent in the final outcome of these matters, the Company believes, after consultation with counsel, that the disposition of these proceedings will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.